UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Anchorage Advisors, LLC
Address: 610 Broadway
         6th Floor
         New York, New York  10012

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin M. Ulrich
Title:     Managing Member of Anchorage Advisors Management,LLC
Phone:     212.432.4600

Signature, Place, and Date of Signing:

     Kevin M. Ulrich     New York, New York     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $155,309 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED WASTE INDS INC          COM PAR$.01NEW   019589308     8268   946000 SH       SOLE                   946000
ATP OIL & GAS CORP             COM              00208J108    10858   350333 SH  CALL SOLE                   350333
ATP OIL & GAS CORP             COM              00208J108    39653  1071415 SH       SOLE                  1071415
DESIGN WITHIN REACH INC        COM              250557105     1060   200000 SH       SOLE                   200000
DURA AUTOMOTIVE SYSTEMS CORP   CL A             265903104     1428   637279 SH       SOLE                   637279
PXRE GROUP LTD                 COM              G73018106    17673  1363636 SH       SOLE                  1363636
RHODIA                         SPONSORED ADR    762397107     2035   964500 SH       SOLE                   964500
TERRA INDS INC                 COM              880915103    43596  7785000 SH       SOLE                  7785000
USEC INC                       COM              90333E108    30738  2572230 SH       SOLE                  2572230